CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 577,691	$ 356,057	$ 1,489,450	$ 872,594	$ 1,348,491	$ 628,829
Cost of revenue	363,940	590,871	1,530,393	1,164,477	1,588,693	890,005
Gross income (loss)	213,751	(234,814)	(40,943)	(291,883)	(240,202)	(261,176)
Operating expense:
Sales, general and administration	900,278	1,862,228	2,788,147	2,274,393	3,560,555	959,504
Loss from operations	(686,527)	(2,097,042)	(2,829,090)	(2,566,276)	(3,800,757)	(1,220,680)
Other income (expense):
Interest income	4	3	8	182	185	1,973
Interest expense	(82,122)	(73,707)	(569,099)	(80,474)	(255,333)	0
Loss on extinguishment of debt	0	0	(571,122)	0
Warrant liability valuation, net	7,166,847	0	(5,673,013)	0
Other income (expense), net	7,084,729	(73,704)	(6,813,226)	(80,292)	(255,148)	1,973
Income (loss) before income taxes	6,398,202	(2,170,746)	(9,642,316)	(2,646,568)	(4,055,905)	(1,218,707)
(Provision) benefit for income taxes	0	0	0	0	0	0
Net income (loss)	$ 6,398,202	$ (2,170,746)	$ (9,642,316)	$ (2,646,568)	$ (4,055,905)	$ (1,218,707)
Net income (loss) per share	$ 0.14	$ (0.06)	$ (0.23)	$ (0.09)	$ (0.13)	$ (0.05)
Weighted average shares used in calculation of net (income) loss per share	44,750,634	34,244,506	41,864,799	30,843,566	32,365,036	24,770,195